Investments in Associate	12 Months Ended
Dec. 31, 2020
Investments in Associate [abstract]
Investments in Associate

11.   Investment in Associates

Investments in associates were comprised of:

	Medgold	Prospero	Total
Balance at December 31, 2018	$3,075	$1,202	$4,277
Write-down of investment	(1,937)	(784)	(2,721)
Share of net loss	(164)	(61)	(225)
Balance at December 31, 2019	974	357	1,331
Share of net loss	(47)	(29)	(76)
Transfer to investments in equity securities	(927)	(328)	(1,255)
Balance at December 31, 2020	$-	$-	$-

On July 16, 2020, Medgold Resources Corp. ("Medgold") completed a 40 million unit financing at C$0.05 per unit. This financing diluted the Company’s equity interest in Medgold to 15.6% which resulted in the company no longer exercising significant influence over Medgold and a change in the classification of its investment in Medgold to fair value though other comprehensive income as at July 16, 2020.

On July 1, 2020, the Company determined that it no longer exercises significant influence over Prospero Silver Corp. (“Prospero”) and changed the classification of its investment in Prospero to fair value through other comprehensive income.